Subsequent Events (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Oct. 17, 2022	Mar. 09, 2022	Feb. 06, 2020	Nov. 30, 2021	Dec. 31, 2022	Jun. 30, 2022
Subsequent Event [Line Items]
Proceeds from Issuance Initial Public Offering			$ 9,400,000
Reverse stock split					1 for 100 reverse stock split
Technology Assessmentand Transfer, Inc. [Member]
Subsequent Event [Line Items]
Loan obligations						$ 760,000
National Institutes Of Health [Member]
Subsequent Event [Line Items]
Payments to develop business				$ 308,000
Subsequent Event [Member]
Subsequent Event [Line Items]
[custom:StockMarketDescription]	On October 17, 2022, the Company completed a rights offering (the “Rights Offering”) to holders of the Company’s Series B Preferred Shares, Series C Preferred Shares, and warrants issued March 6, 2018, May 8, 2018, May 14, 2018, and February 6, 2020 (collectively, the “Security Holders”) for subscriptions of 4,656
Sale of Stock, Number of Shares Issued in Transaction	4,656
Proceeds from Issuance Initial Public Offering	$ 4,700,000
Shares Issued, Price Per Share	$ 1,000
Preferred Stock, Par or Stated Value Per Share	1,000
Subsequent Event [Member] | Class A Warrants [Member]
Subsequent Event [Line Items]
Conversion price	$ 15.102
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	27
Warrants and Rights Outstanding, Term	5 years
Subsequent Event [Member] | Class B Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	27
Warrants and Rights Outstanding, Term	3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.21
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
[custom:StockMarketDescription]	On October 17, 2022, the Company completed a rights offering (the “Rights Offering”) to holders of the Company’s common stock, Series B Preferred Shares, Series C Preferred Shares, and warrants issued March 6, 2018, May 8, 2018, May 14, 2018, and February 6, 2020 (collectively, the “Security Holders”) for subscriptions of 4,656
Subsequent Event [Member] | National Institutes Of Health [Member]
Subsequent Event [Line Items]
Payments to develop business		$ 300,000